Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011
Consoildated Balance Sheets - Parenthetical [Abstract]
Allowance for loan and lease losses	$ 14,706	$ 14,155
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	2,500,000	2,500,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	25,000,000	25,000,000
Common stock, shares issued	2,745,750	2,714,985
Common stock, shares outstanding	2,656,102	2,625,569
Treasury stock, shares	89,648	89,416